Performance Management - NEOS Nasdaq-100(R) High Income ETF	Nov. 10, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information are mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting the Fund’s website at www.neosfunds.com

Performance One Year or Less [Text]	The Fund does not have a full calendar year of performance and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.neosfunds.com